Shareholder Report, Holdings (Details)	Jul. 31, 2024
Class A | Government National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Class A | GS Mortgage-Backed Securities Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Class A | JP Morgan Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class A | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class A | Saluda Grade Mortgage Funding LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A | Lake Summit Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class A | Credit Suisse Mortgage Capital Certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class A | Downey Savings & Loan Association Mortgage Loan Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A | Upstart Securitization Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Class A | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class A | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class A | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Class A | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Class A | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class A | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A | CC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A | C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class A | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Class A | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Class A | Residential Mortgage-Backed Securities - U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Class A | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Class A | Corporate Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class A | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class A | Affiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | Commercial Mortgage-Backed Securities - U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.00%)
Class C | Government National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Class C | GS Mortgage-Backed Securities Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Class C | JP Morgan Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class C | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class C | Saluda Grade Mortgage Funding LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class C | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C | Lake Summit Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class C | Credit Suisse Mortgage Capital Certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class C | Downey Savings & Loan Association Mortgage Loan Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C | Upstart Securitization Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Class C | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class C | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class C | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Class C | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Class C | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class C | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C | CC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C | C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class C | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Class C | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Class C | Residential Mortgage-Backed Securities - U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Class C | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Class C | Corporate Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class C | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class C | Affiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C | Commercial Mortgage-Backed Securities - U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.00%)
Institutional Class | Government National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Institutional Class | GS Mortgage-Backed Securities Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Institutional Class | JP Morgan Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Class | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Class | Saluda Grade Mortgage Funding LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Institutional Class | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Institutional Class | Lake Summit Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Institutional Class | Credit Suisse Mortgage Capital Certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | Downey Savings & Loan Association Mortgage Loan Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Upstart Securitization Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Class | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Institutional Class | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Institutional Class | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Institutional Class | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Institutional Class | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Institutional Class | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Institutional Class | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Institutional Class | CC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Institutional Class | C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Institutional Class | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Institutional Class | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Institutional Class | Residential Mortgage-Backed Securities - U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Institutional Class | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Institutional Class | Corporate Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional Class | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Class | Affiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Class | Commercial Mortgage-Backed Securities - U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.00%)